Interest expense and finance costs (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Interest Expense And Finance Costs [Line Items]
Interest incurred			$ 9,023,901	$ 5,032,293
Capitalized interest			(2,266,311)	(2,744,165)
Amortization of deferred financing charges			1,188,100	658,624
Interest expense and finance costs	$ 3,806,461	$ 1,056,730	$ 7,945,689	$ 2,946,752